Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 6 Fair Value Measurements

We have identified investments in marketable securities, interest rate financial derivative instruments, warrant and put option embedded derivative instruments as those items that meet the criteria of the disclosure requirements and fair value framework of FASB ASC 820.

The following tables present assets and liabilities measured and recorded at fair value in our consolidated balance sheets on a recurring basis and their corresponding level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 12—Long-Term Debt) and pension plan assets (see Note 7—Retirement Plans and Other Retiree Benefits). No transfers between Level 1 and Level 2 fair value measurements occurred during the year ended December 31, 2017.

		Fair Value Measurements at December 31, 2016
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets		(Level 1)	(Level 2)	(Level 3)
Marketable securities(1)	$5,381	$5,381	$—	$—

Total assets	$5,381	$5,381	$—	$—

Liabilities
Put option embedded derivative(4)	$1,496	$—	$—	$1,496

Total liabilities	$1,496	$—	$—	$1,496

		Fair Value Measurements at December 31, 2017
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets		(Level 1)	(Level 2)	(Level 3)
Marketable securities(1)	$5,776	$5,776	$—	$—
Undesignated interest rate cap (2)	22,336	—	22,336	—
Warrant(3)	4,100	—	—	4,100

Total assets	$32,212	$5,776	$22,336	$4,100

Liabilities
Put option embedded derivative(4)	$658	$—	$—	$658

Total liabilities	$658	$—	$—	$658

(1)	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $5.0 million at December 31, 2016 and $4.7 million at December 31, 2017. We sold marketable securities with a cost basis of $0.7 million during the year ended December 31, 2017 and recorded a nominal gain on the sale within other income (expense), net in our consolidated statement of operations.
(2)	The valuation of our interest rate derivative instruments reflects the fair value of premiums paid, taking into account observable inputs including current interest rates, the market expectation for future interest rates volatility and current creditworthiness of the counterparties. As a result, we have determined that our derivative valuations in their entirety are classified within Level 2 of the fair value hierarchy.
(3)	We valued the warrant using a valuation technique which reflects the risk free rate, time to maturity and volatility of comparable companies. We identified the inputs used to calculate the fair value as Level 3 inputs and concluded that the valuation in its entirety was classified as Level 3 within the fair value hierarchy.
(4)	We valued the contingent put option embedded within the 2022 ICF Notes (as defined in Note 12—Long-Term Debt), using a valuation technique which reflects the estimated date and probability of a change of control, the fair value of the 2022 ICF Notes, and a credit valuation adjustment reflecting our credit spreads. We identified the inputs used to calculate the fair value as Level 3 inputs and concluded that the valuation in its entirety was classified as Level 3 within the fair value hierarchy.